Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.4%
504,700	Invesco Senior Loan ETF	$11,401,173	3.0
268,224	iShares 1-3 Year Treasury Bond ETF	22,750,760	5.9
362,353	Schwab U.S. TIPS ETF	20,567,156	5.3
51,575	Vanguard Real Estate ETF	4,809,369	1.2

	Total Exchange-Traded Funds
	(Cost $58,300,264)	59,528,458	15.4
MUTUAL FUNDS: 81.6%
	Affiliated Investment Companies: 81.6%
976,199	Voya Emerging Markets Index Portfolio - Class P2	10,816,283	2.8
3,088,773	Voya International Index Portfolio - Class P2	30,640,633	7.9
455,928	Voya Russell Mid Cap Index Portfolio - Class P2	5,863,236	1.5
777,675	Voya Short Term Bond Fund - Class R6	7,675,651	2.0
13,885,166	Voya U.S. Bond Index Portfolio - Class P2	152,320,267	39.5
6,787,127	Voya U.S. Stock Index Portfolio - Class P2	107,440,214	27.9

	Total Mutual Funds (Cost $307,598,430)	314,756,284	81.6

	Total Long-Term Investments (Cost $365,898,694)	374,284,742	97.0

SHORT-TERM INVESTMENTS: 2.8%
	Mutual Funds: 2.8%
10,716,471	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860%
	(Cost $10,716,471)	10,716,471	2.8

	Total Short-Term Investments (Cost $10,716,471)	10,716,471	2.8

	Total Investments in Securities (Cost $376,615,165)	$385,001,213	99.8
	Assets in Excess of Other Liabilities	680,826	0.2
	Net Assets	$385,682,039	100.0

(1)	Rate shown is the 7-day yield as of September 30, 2019.

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$59,528,458	$–	$–	$59,528,458
Mutual Funds	314,756,284	–	–	314,756,284
Short-Term Investments	10,716,471	–	–	10,716,471
Total Investments, at fair value	$385,001,213	$–	$–	$385,001,213
Other Financial Instruments+
Futures	176,386	–	–	176,386
Total Assets	$385,177,599	$–	$–	$385,177,599
Liabilities Table
Other Financial Instruments+
Futures	$(199,243)	$–	$–	$(199,243)
Total Liabilities	$(199,243)	$–	$–	$(199,243)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$10,460,987	$5,710,481	$(5,692,182)	$336,997	$10,816,283	$243,139	$91,620	$-
Voya International Index Portfolio - Class P2	32,923,512	10,082,638	(14,855,123)	2,489,606	30,640,633	845,642	1,115,955	-
Voya Russell Mid Cap Index Portfolio - Class P2	6,012,581	6,099,914	(6,632,580)	383,321	5,863,236	104,120	(574,188)	1,173,477
Voya Short Term Bond Fund - Class R6	-	7,741,353	(65,542)	(160)	7,675,651	22,688	15	-
Voya Russell Small Cap Index Portfolio - Class P2	3,001,069	367,736	(3,886,393)	517,588	-	-	35,453	-
Voya U.S. Bond Index Portfolio - Class P2	109,989,214	58,491,251	(24,487,132)	8,326,934	152,320,267	2,606,974	77,838	-
Voya U.S. Stock Index Portfolio - Class P2	76,292,563	44,975,457	(23,286,014)	9,458,208	107,440,214	275,675	1,827,103	5,552,872
	$238,679,926	$133,468,829	$(78,904,965)	$21,512,494	$314,756,284	$4,098,238	$2,573,796	$6,726,349

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2020 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	50	12/20/19	$3,812,500	$(112,356)
S&P 500® E-Mini	19	12/20/19	2,829,575	(27,871)
U.S. Treasury 2-Year Note	53	12/31/19	11,421,500	(30,318)
U.S. Treasury Ultra Long Bond	21	12/19/19	4,030,031	101,009
			$22,093,606	$(69,536)
Short Contracts:
Mini MSCI EAFE Index	(31)	12/20/19	(2,942,520)	3,115
Mini MSCI Emerging Markets Index	(78)	12/20/19	(3,907,410)	72,262
U.S. Treasury 10-Year Note	(30)	12/19/19	(3,909,375)	(28,698)
			$(10,759,305)	$46,679

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $378,953,071.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$10,488,367
Gross Unrealized Depreciation	(4,463,082)

Net Unrealized Appreciation	$6,025,285